Risk Management	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Risk Management
Note 8    Risk Management
The Company policies and procedures for managing risks of financial instruments are disclosed in the shaded area of the “Risk Management and Risk Factors” section of the MD&A for the year ended December 31, 2019. These disclosures are in accordance with IFRS 7 “Financial Instruments: Disclosures” and an integral part of these Consolidated Financial Statements.
(a) Credit risk
Credit risk is the risk of loss due to inability or unwillingness of a borrower, or counterparty, to fulfill its payment obligations. Worsening regional and global economic conditions, segment or industry sector challenges, or company specific factors could result in defaults or downgrades and could lead to increased provisions or impairments related to the Company’s general fund invested assets, derivative financial instruments and reinsurance assets and an increase in provisions for future credit impairments that are included in actuarial liabilities.
The Company’s exposure to credit risk is managed through risk management policies and procedures which include a defined credit evaluation and adjudication process, delegated credit approval authorities and established exposure limits by borrower, corporate connection, credit rating, industry and geographic region. The Company measures derivative counterparty exposure as net potential credit exposure, which takes into consideration mark-to-market
values of all transactions with each counterparty, net of any collateral held, and an allowance to reflect future potential exposure. Reinsurance counterparty exposure is measured reflecting the level of ceded liabilities.
The Company also ensures where warranted, that mortgages, private placements and loans to Bank clients are secured by collateral, the nature of which depends on the credit risk of the counterparty.
An allowance for losses on loans is established when a loan becomes impaired. Allowances for loan losses are calculated to reduce the carrying value of the loans to estimated net realizable value. The establishment of such allowances takes into consideration normal historical credit loss levels and future expectations, with an allowance for adverse deviations. In addition, policy liabilities include general provisions for credit losses from future asset impairments. Impairments are identified through regular monitoring of all credit related exposures, considering such information as general market conditions, industry and borrower specific credit events and any other relevant trends or conditions. Allowances for losses on reinsurance contracts are established when a reinsurance counterparty becomes unable or unwilling to fulfill its contractual obligations. The allowance for loss is based on current recoverable amounts and ceded policy liabilities.
Credit risk associated with derivative counterparties is discussed in note 8(d) and credit risk associated with reinsurance counterparties is discussed in note 8(i).
(i) Credit exposure
The following table presents the gross carrying amount of financial instruments subject to credit exposure, without considering any collateral held or other credit enhancements.

As at December 31,	2019	2018
Debt securities
FVTPL	$166,307	$154,737
AFS	31,815	30,857
Mortgages	49,376	48,363
Private placements	37,979	35,754
Policy loans	6,471	6,446
Loans to Bank clients	1,740	1,793
Derivative assets	19,449	13,703
Accrued investment income	2,416	2,427
Reinsurance assets	41,446	43,053
Other financial assets	5,628	4,800
Total	$362,627	$341,933
As at December 31, 2019, 99% (2018 – 99%) of debt securities were investment grade-rated with ratings ranging between AAA to BBB.

(ii) Credit quality
Credit quality of commercial mortgages and private placements
Credit quality of commercial mortgages and private placements is assessed at least annually by using an internal rating based on regular monitoring of credit-related exposures, considering both qualitative and quantitative factors.
A provision is recorded when the internal risk ratings indicate that a loss represents the most likely outcome. These assets are designated as non-accrual
and an allowance is established based on an analysis of the security and repayment sources.
The following table presents credit quality of commercial mortgages and private placements.

As at December 31, 2019	AAA	AA	A	BBB	BB	B and lower	Total
Commercial mortgages
Retail	$132	$1,374	$5,285	$2,039	$10	$–	$8,840
Office	77	1,540	5,808	1,402	26	18	8,871
Multi-family residential	640	1,585	2,397	714	35	–	5,371
Industrial	38	364	1,820	237	10	–	2,469
Other	260	739	976	1,290	–	8	3,273
Total commercial mortgages	1,147	5,602	16,286	5,682	81	26	28,824
Agricultural mortgages	–	27	137	312	–	–	476
Private placements	1,098	5,513	14,311	14,139	823	2,095	37,979
Total	$2,245	$11,142	$30,734	$20,133	$904	$2,121	$67,279

As at December 31, 2018	AAA	AA	A	BBB	BB	B and lower	Total
Commercial mortgages
Retail	$82	$1,524	$4,459	$2,227	$11	$74	$8,377
Office	56	1,495	5,454	1,650	45	6	8,706
Multi-family residential	613	1,427	2,407	839	37	–	5,323
Industrial	36	366	1,953	339	120	–	2,814
Other	289	334	1,167	1,191	–	14	2,995
Total commercial mortgages	1,076	5,146	15,440	6,246	213	94	28,215
Agricultural mortgages	–	163	–	389	–	–	552
Private placements	1,143	4,968	13,304	14,055	733	1,551	35,754
Total	$2,219	$10,277	$28,744	$20,690	$946	$1,645	$64,521
Credit quality of residential mortgages and loans to Bank clients
Credit quality of residential mortgages and loans to Bank clients is assessed at least annually with the loan being performing or non-performing
as the key credit quality indicator.
Full or partial write-offs of loans are recorded when management believes that there is no realistic prospect of full recovery. Write-offs, net of recoveries, are deducted from the allowance for credit losses. All impairments are captured in the allowance for credit losses.
The following table presents credit quality of residential mortgages and loans to Bank clients.

	2019 (1)			2018
As at December 31,	Insured	Uninsured	Total	Insured	Uninsured	Total
Residential mortgages
Performing	$6,613	$13,411	$20,024	$6,854	$12,696	$19,550
Non-performing	25	27	52	19	27	46
Loans to Bank clients
Performing	n/a	1,740	1,740	n/a	1,787	1,787
Non-performing	n/a	–	–	n/a	6	6
Total	$6,638	$15,178	$21,816	$6,873	$14,516	$21,389

(1)	Non-performing refers to assets that are 90 days or more past due.
The carrying value of government-insured mortgages was 14% of the total mortgage portfolio as at December 31, 2019 (2018 –15%). Most of these insured mortgages are residential loans as classified in the table above.
(iii) Past due or credit impaired financial assets
The Company provides for credit risk by establishing allowances against the carrying value of impaired loans and recognizing impairment losses on AFS debt securities. In addition, the Company reports as impairment certain declines in the fair value of debt securities designated as FVTPL which it deems represent an impairment.

The following table presents past due but not impaired and impaired financial assets.

	Past due but not impaired
As at December 31, 2019	Less than 90 days	90 days and greater	Total	Total impaired
Debt securities
FVTPL	$11	$–	$11	$167
AFS	4	1	5	–
Private placements	215	–	215	7
Mortgages and loans to Bank clients	61	–	61	59
Other financial assets	60	42	102	1
Total	$351	$43	$394	$234

	Past due but not impaired
As at December 31, 2018	Less than 90 days	90 days and greater	Total	Total impaired
Debt securities
FVTPL	$14	$–	$14	$39
AFS	–	2	2	1
Private placements	15	–	15	18
Mortgages and loans to Bank clients	70	–	70	120
Other financial assets	77	26	103	1
Total	$176	$28	$204	$179
The following table presents gross carrying amount and allowances for loan losses for impaired loans.

As at December 31, 2019	Gross carrying value	Allowances for loan losses	Net carrying value
Private placements	$11	$4	$7
Mortgages and loans to Bank clients	75	16	59
Total	$86	$20	$66

As at December 31, 2018	Gross carrying value	Allowances for loan losses	Net carrying value
Private placements	$61	$43	$18
Mortgages and loans to Bank clients	172	52	120
Total	$233	$95	$138
The following table presents movement of allowance for loan losses during the year.

	2019			2018
For the years ended December 31,	Private placements	Mortgages and loans to Bank clients	Total	Private placements	Mortgages and loans to Bank clients	Total
Balance, January 1	$43	$52	$95	$39	$46	$85
Provisions	35	15	50	37	18	55
Recoveries	–	(46)	(46)	(27)	(9)	(36)
Write-offs (1)	(74)	(5)	(79)	(6)	(3)	(9)
Balance, December 31	$4	$16	$20	$43	$52	$95

(1)	Includes disposals and impact of changes in foreign exchange rates.
(b) Securities lending, repurchase and reverse repurchase transactions
The Company engages in securities lending to generate fee income. Collateral exceeding the market value of the loaned securities is retained by the Company until the underlying security has been returned to the Company. The market value of the loaned securities is monitored daily and additional collateral is obtained or refunded as the market value of the underlying loaned securities fluctuates. As at December 31, 2019, the Company had loaned securities (which are included in invested assets) with a market value of $558 (2018 – $1,518). The Company holds collateral with a current market value that exceeds the value of securities lent in all cases.

The Company engages in reverse repurchase transactions to generate fee income to take possession of securities to cover short positions in similar instruments and to meet short-term funding requirements. As at December 31, 2019, the Company had engaged in reverse repurchase transactions of $990 (2018 – $63) which are recorded as short-term receivables. In addition, the Company had engaged in repurchase transactions of $333 as at December 31, 2019 (2018 – $64) which are recorded as payables.

(c) Credit default swaps
The Company replicates exposure to specific issuers by selling credit protection via credit default swaps (“CDSs”) to complement its cash debt securities investing. The Company does not write CDS protection more than its government bond holdings. A CDS is a derivative instrument representing an agreement between two parties to exchange the credit risk of a single specified entity or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. CDS contracts typically have a five-year term.
The following table presents details of the credit default swap protection sold by type of contract and external agency rating for the underlying reference security.

As at December 31, 2019	Notional amount (1)	Fair value	Weighted average maturity (in years) (2)
Single name CDSs (3) – Corporate debt
AA	$24	$–	1
A	371	5	1
BBB	107	1	2
Total single name CDSs	$502	$6	1
Total CDS protection sold	$502	$6	1

As at December 31, 2018	Notional amount (1)	Fair value	Weighted average maturity (in years) (2)
Single name CDSs (3) – Corporate debt
AA	$25	$–	2
A	447	7	2
BBB	180	2	2
Total single name CDSs	$652	$9	2
Total CDS protection sold	$652	$9	2

(1)
Notional amounts represent the maximum future payments the Company would have to pay its counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligation.

(2)	The weighted average maturity of the CDS is weighted based on notional amounts.
(3)	Rating agency designations are based on S&P where available followed by Moody’s, DBRS, and Fitch. If no rating is available from a rating agency, an internally developed rating is used.
The Company held no purchased credit protection as at December 31, 2019 and 2018.
(d) Derivatives
The Company’s
point-in-time
exposure to losses related to credit risk of a derivative counterparty is limited to the amount of any net gains that may have accrued with a counterparty. Gross derivative counterparty exposure is measured as the total fair value (including accrued interest) of all outstanding contracts in a gain position excluding any offsetting contracts in a loss position and the impact of collateral on hand. The Company limits the risk of credit losses from derivative counterparties by: using investment grade counterparties; entering into master netting arrangements which permit the offsetting of contracts in a loss position in the case of a counterparty default; and entering into Credit Support Annex agreements, whereby collateral must be provided when the exposure exceeds a certain threshold. All contracts are held with counterparties rated BBB+ or higher. As at December 31, 2019, the percentage of the Company’s derivative exposure with counterparties rated
AA-
or higher was 23 per cent (2018 – 19 per cent). The Company’s exposure to credit risk was mitigated by $12,038 fair value of collateral held as security as at December 31, 2019 (2018 – $7,848).
As at December 31, 2019, the largest single counterparty exposure, without considering the impact of master netting agreements or the benefit of collateral held, was $3,047 (2018 – $2,269). The net exposure to this counterparty, after considering master netting agreements and the fair value of collateral held, was $nil (2018 – $nil). As at December 31, 2019, the total maximum credit exposure related to derivatives across all counterparties, without considering the impact of master netting agreements and the benefit of collateral held, was $20,144 (2018 – $14,320).
(e) Offsetting financial assets and financial liabilities
Certain derivatives, securities lent and repurchase agreements have conditional offset rights. The Company does not offset these financial instruments in the Consolidated Statements of Financial Position, as the rights of offset are conditional.

In the case of derivatives, collateral is collected from and pledged to counterparties and clearing houses to manage credit risk exposure in accordance with Credit Support Annexes to swap agreements and clearing agreements. Under master netting agreements, the Company has a right of offset in the event of default, insolvency, bankruptcy or other early termination.
In the case of reverse repurchase and repurchase transactions, additional collateral may be collected from or pledged to counterparties to manage credit exposure according to bilateral reverse repurchase or repurchase agreements. In the event of default by a counterparty, the Company is entitled to liquidate the collateral held to offset against the same counterparty’s obligation.
The following table presents the effect of conditional master netting and similar arrangements. Similar arrangements may include global master repurchase agreements, global master securities lending agreements, and any related rights to financial collateral.

		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2019	Gross amounts of financial instruments (1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received) (2)	Net amount including financing trusts (3)	Net amounts excluding financing trusts
Financial assets
Derivative assets	$20,144	$(9,188)	$(10,889)	$67	$67
Securities lending	558	–	(558)	–	–
Reverse repurchase agreements	990	–	(989)	1	1
Total financial assets	$21,692	$(9,188)	$(12,436)	$6 8	$6 8
Financial liabilities
Derivative liabilities	$(11,345)	$9,188	$1,903	$(254)	$(53)
Repurchase agreements	(333)	–	330	(3)	(3)
Total financial liabilities	$(11,678)	$9,188	$2,233	$(257)	$(56)

		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2018	Gross amounts of financial instruments (1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received) (2)	Net amount including financing trusts (3)	Net amounts excluding financing trusts
Financial assets
Derivative assets	$14,320	$(6,644)	$(7,431)	$245	$245
Securities lending	1,518	–	(1,518)	–	–
Reverse repurchase agreements	63	(63)	–	–	–
Total financial assets	$15,901	$(6,707)	$(8,949)	$245	$245
Financial liabilities
Derivative liabilities	$(8,716)	$6,644	$1,868	$(204)	$(33)
Repurchase agreements	(64)	63	1	–	–
Total financial liabilities	$(8,780)	$6,707	$1,869	$(204)	$(33)

(1)	Financial assets and liabilities include accrued interest of $696 and $1,061, respectively (2018 – $621 and $913, respectively).
(2)
Financial and cash collateral exclude over-collateralization. As at December 31, 2019, the Company was over-collateralized on OTC derivative assets, OTC derivative liabilities, securities lending and reverse purchase agreements and repurchase agreements in the amounts of $1,149, $526, $44 and $nil, respectively (2018 – $417, $405, $80 and $nil, respectively). As at December 31, 2019, collateral pledged (received) does not include collateral-in-transit
on OTC instruments or initial margin on exchange traded contracts or cleared contracts.

(3)
Includes derivative contracts entered between the Company and its financing trusts which it does not consolidate. The Company does not exchange collateral on derivative contracts entered with these trusts. Refer to note 17.

The Company has certain credit linked note assets and variable surplus note liabilities which have unconditional offset rights. Under the netting agreements, the Company has rights of offset including in the event of the Company’s default, insolvency, or bankruptcy. These financial instruments are offset in the Consolidated Statements of Financial Position.

A credit linked note is a security that allows the issuer to transfer a specific credit risk to the buyer. A surplus note is a subordinated debt obligation that often qualifies as a surplus (the U.S. statutory equivalent of equity) by some U.S. state insurance regulators. Interest payments on surplus notes are made after all other contractual payments are made. The following table presents the effect of unconditional netting.

As at December 31, 2019	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments
Credit linked note (1)	$782	$(782)	$–
Variable surplus note	(782)	782	–

As at December 31, 2018	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments
Credit linked note (1)	$679	$(679)	$–
Variable surplus note	(679)	679	–

(1)	As at December 31, 2019, the Company had no fixed surplus notes outstanding (December 31, 2018 – $nil).
(f) Risk concentrations
The Company defines enterprise-wide investment portfolio level targets and limits to ensure that portfolios are diversified across asset classes and individual investment risks. The Company monitors actual investment positions and risk exposures for concentration risk and reports its findings to the Executive Risk Committee and the Risk Committee of the Board of Directors.

As at December 31,	2019	2018
Debt securities and private placements rated as investment grade BBB or higher (1)	98%	98%
Government debt securities as a per cent of total debt securities	37%	38%
Government private placements as a per cent of total private placements	12%	11%
Highest exposure to a single non-government debt security and private placement issuer	$1,083	$1,013
Largest single issuer as a per cent of the total equity portfolio	2%	2%
Income producing commercial office properties (2019 – 56% of real estate, 2018 – 55%)	$7,279	$7,065
Largest concentration of mortgages and real estate (2) – Ontario , Canada (2019 – 27%, 2018 – 26%)	$17,038	$16,092

(1)	Investment grade debt securities and private placements include 41% rated A, 17% rated AA and 16% rated AAA (2018 – 41%, 17% and 17%) investments based on external ratings where available.
(2)	Mortgages and real estate investments are diversified geographically and by property type.
The following table presents debt securities and private placements portfolio by sector and industry.

	2019		2018
As at December 31,	Carrying value	% of total	Carrying value	% of total
Government and agency	$77,883	33	$73,858	33
Utilities	44,426	19	41,929	19
Financial	31,929	13	31,340	14
Consumer	25,931	11	24,190	11
Energy	20,196	9	17,685	8
Industrial	19,024	8	17,508	8
Other	16,712	7	14,838	7
Total	$236,101	100	$221,348	100
(g) Insurance risk
Insurance risk is the risk of loss due to actual experience for mortality and morbidity claims, policyholder behaviour and expenses emerging differently than assumed when a product was designed and priced. A variety of assumptions are made related to these experience factors, for reinsurance costs, and for sales levels when products are designed and priced, as well as in the determination of policy liabilities. Assumptions for future claims are generally based on both Company and industry experience, and assumptions for future policyholder behaviour and expenses are generally based on Company experience. Such assumptions require significant professional judgment, and actual experience may be materially different than the assumptions made by the Company. Claims may be impacted unexpectedly by changes in the prevalence of diseases or illnesses, medical and technology advances, widespread lifestyle changes, natural disasters, large-scale man-made
disasters and acts of terrorism. Policyholder behaviour including premium payment patterns, policy renewals, lapse rates and withdrawal and surrender activity are influenced by many factors including market and general economic conditions, and the availability and relative attractiveness of other products in the marketplace. Some reinsurance rates are not guaranteed and may be changed unexpectedly. Adjustments the Company seeks to make to
Non-Guaranteed
elements to reflect changing experience factors may be challenged by regulatory or legal action and the Company may be unable to implement them or may face delays in implementation.

The Company manages insurance risk through global policies, standards and best practices with respect to product design, pricing, underwriting and claim adjudication, and a global underwriting manual. Each business unit establishes underwriting policies and procedures, including criteria for approval of risks and claims adjudication policies and procedures. The current global life retention limit is US$30 for individual policies (US$35 for survivorship life policies) and is shared across businesses. Lower limits are applied in some markets and jurisdictions. The Company aims to further reduce exposure to claims concentrations by applying geographical aggregate retention limits for certain covers. Enterprise-wide, the Company aims to reduce the likelihood of high aggregate claims by operating globally, insuring a wide range of unrelated risk events, and reinsuring some risk.
(h) Concentration risk
The geographic concentration of the Company’s insurance and investment contract liabilities, including embedded derivatives, is shown below. The disclosure is based on the countries in which the business is written.

As at December 31, 2019	Gross liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$255,999	$(40,944)	$215,055
Asia and Other	98,237	(502)	97,735
Total	$354,236	$(41,446)	$312,790

As at December 31, 2018	Gross liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$246,255	$(42,634)	$203,621
Asia and Other	85,830	(419)	85,411
Total	$332,085	$(43,053)	$289,032
(i) Reinsurance risk
In the normal course of business, the Company limits the amount of loss on any one policy by reinsuring certain levels of risk with other insurers. In addition, the Company accepts reinsurance from other reinsurers. Reinsurance ceded does not discharge the Company’s liability as the primary insurer. Failure of reinsurers to honour their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. To minimize losses from reinsurer insolvency, the Company monitors the concentration of credit risk both geographically and with any one reinsurer. In addition, the Company selects reinsurers with high credit ratings.
As at December 31, 2019, the Company had $41,446 (2018 – $43,053) of reinsurance assets. Of this, 94 per cent (2018 – 94 per cent) were ceded to reinsurers with Standard and Poor’s ratings of
A-
or above. The Company’s exposure to credit risk was mitigated by $26,638 fair value of collateral held as security as at December 31, 2019 (2018 – $24,435). Net exposure after considering offsetting agreements and the benefit of the fair value of collateral held was $14,808 as at December 31, 2019 (2018 – $18,618).